Investments Accounted for Using Equity Method	12 Months Ended
Sep. 30, 2025
Investments Accounted for Using Equity Method [Abstract]
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

9. InVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

Significant interests in equity accounted investments of the Company are those with the most significant contribution to the Company’s net profit or net assets. The Company’s ownership interest in significant interests in equity accounted investments results is listed in the table below.

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities
Alpha DeepMind Limited (“Alpha DeepMind”)	September 14, 2022, Hong Kong	HK$510,000	54% owned by Alpha Technology Group Limited*	providing consulting services, training services, and AI workflow integration

On November 15, 2024, the Company entered into agreement with Aimpact Academy Limited to form a joint venture company named Alpha Deepmind Limited. The Company held 60% shares of the joint venture company. The joint venture company was transferred from Fushsia Capital Limited on December 23, 2024.

On August 21, 2025, Alpha DeepMind issue 1,110 shares to Mr. Choy Kwan Yin at the subscription price of HK$500,000.

The movement for the year in the Company’s investments accounted for using the equity method is as follows:

	Investment in joint venture
	HK$	US$
Year ended September 30, 2025
At the beginning of the financial year	—	—
Investment in equity accounted investment	6,000	771
Loss from equity accounted investments, related impairments and expenses	(6,000)	(771)
At the end of the financial year	—	—